Management fees (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Management Fees
Management fees	$ 19,489	$ 18,405	$ 17,500